INVESTMENTS IN ASSOCIATES (Details) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Investments in associates [Abstract]
Book value	$ 128,395	$ 107,088
Common stock	37,040,489	38,595,667
Shareholders' equity	$ 66,026,644	65,461,118	$ 64,808,237		$ 52,942,623
Transporte y Servicios de Gas en Uruguay S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 196,000
Cost	248
Book value	$ 8,540	9,022
Main business	Pipeline maintenance
Date	9/30/2020
Common stock	$ 28
Net (loss) / income for the year / period	(868)
Shareholders' equity	$ 17,428
% of Common Stock	49.00%
Emprendimientos de Gas del Sur S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 116,130
Cost	2,757
Book value	$ 490	569
Main business	Pipeline construction and operation services
Date	9/30/2020
Common stock	$ 237
Net (loss) / income for the year / period	(131)
Shareholders' equity	$ 1,000
% of Common Stock	49.00%
Gas Link S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 502,962
Cost	11,701
Book value	$ 119,365	$ 97,497
Main business	Pipeline construction and operation services
Date	9/30/2020
Common stock	$ 1,026
Net (loss) / income for the year / period	27,254
Shareholders' equity	$ 622,779
% of Common Stock	49.00%

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)